Organization and Nature of Business (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Nature of Business (Details) [Line Items]
Common stock value	$ 3,000		$ 3,000		$ 3,000	$ 83
Additional paid-in capital amount	$ 88,773,000		$ 88,773,000		$ 87,051,000	$ 3,174,102
Loss per share adjusted price (in Dollars per share)	$ (0.17)	$ (3.54)	$ (0.35)	$ (9.21)	$ (2.22)	$ (22.24)
Description of substantial going concern					the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
Net losses	$ 4,600,000	$ 3,000,000.0	$ 9,500,000	$ 7,700,000	$ 15,600,000	$ 18,500,000
Accumulated deficit	$ 93,400,000		$ 93,400,000		$ 83,900,000
Common share [Member]
Organization and Nature of Business (Details) [Line Items]
Description of conversion ratio					At the Effective Time, each of Private Augmedix’s shares of Series B convertible preferred stock and common stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive (a) 0.420864013 shares of the Company’s common stock (the “Common Share Conversion Ratio”) (in the case of shares held by accredited investors) or (b) $3.00 multiplied by the Common Share Conversion Ratio (in the case of shares held by unaccredited investors and those with an entitlement to shares of Private Augmedix’s capital stock).
Price of conversion ratio (in Dollars per share)					$ 3.00
Maximum [Member]
Organization and Nature of Business (Details) [Line Items]
Common stock value						198
Additional paid-in capital amount						$ 3,174,102
Loss per share adjusted price (in Dollars per share)						$ 22.24
Minimum [Member]
Organization and Nature of Business (Details) [Line Items]
Common stock value						$ 83
Additional paid-in capital amount						$ 3,173,987
Loss per share adjusted price (in Dollars per share)						$ 9.36